Impairment of long-term assets (Details 4) - Refining and Petrochemical segment [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ (1,067,965)	$ 773,361	$ 3,278,993
Carrying amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	22,508,926	22,598,322	27,203,474
Recoverable amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	23,576,891	21,824,961	23,924,482
Refineria de Cartagena [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(1,434,298)	465,852	3,226,240
Refineria de Cartagena [Member] | Carrying amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	20,578,412	21,672,367	26,561,335
Refineria de Cartagena [Member] | Recoverable amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	22,012,710	21,206,515	23,335,096
Refineria de Barrancabermeja (projects)
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	273,987
Refineria de Barrancabermeja (projects) | Carrying amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	1,172,773
Refineria de Barrancabermeja (projects) | Recoverable amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	898,786
Bioenergy
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	92,346	307,509	52,753
Bioenergy | Carrying amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	757,741	925,955	642,139
Bioenergy | Recoverable amount [Member]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 665,395	$ 618,446	$ 589,386